Borrowings	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Borrowings
23. BORROWINGS

	Effective interest rate (2021 /2020)			December 31, 2021	December 31, 2020
		Currency	Maturity (2021 /2020)	Amount, incl. accrued interest	Amount, incl. accrued interest
Convertible bonds	5.1%	USD	2026	49,403	—
Bank loans	10.0%/15.0%	RUB	2022/2021	9,954	6,639
Equipment financing	9.4%/9.8%	RUB	2022-2030/2021-2030	2,759	2,809

Total				62,116	9,448

Current				11,539	7,125
Non-current				50,577	2,323
Convertible bonds
In February 2021, the Company completed an offering of USD 750 million in aggregate principal amount of 1.875% senior unsecured convertible bonds due 2026 at par (the “Bonds”). The Bonds were offered in reliance on Regulation S under the Securities Act through a private placement to institutional investors that are not U.S. persons, outside the United States. Total proceeds from the Bonds amounted to 54,499 net of 988 issue costs. Interest is payable semi-annually in arrears in each year, with the first payment beginning on August 24, 2021. The Bonds are convertible into cash, ordinary shares of the Company, represented by the ADSs, or a combination of cash and the ADSs, at the Group’s discretion, based on the conversion price set at USD 86.6480.
At the initial recognition, the conversion feature of the convertible bonds (the “conversion options”) with the fair value of 6,958 was classified as financial liability and measured at fair value through profit and loss, while the host liability (the “debt component”) was accounted for at amortized cost using market interest rate of 5.1% per annum. As at December 31, 2021, the fair value of the conversion options was 594 and was determined based on the quoted market price (level 2 of the fair value hierarchy) and included in non-current
financial liabilities (note 29). The transaction costs of 128 related to the conversion options were expensed as incurred and included in general and administrative expenses.
Convertible loan
In December 2020, the Group converted the loan of 3,594 from a third party into 8,397,474 ordinary shares of the Company (Note 22).
Bank loans
In August 2021, the Group received 9,900 in cash net of a
one-off
utilization commission of 100 under a
one-year
unsecured loan facility agreement with a third party bank. The loan facility carries interest at a nominal rate of 8.5% per year. The interest is payable on a monthly basis. The principal amount is repayable in August 2022.
In March 2020, the Group received 6,000 in cash
under a
one-year
loan facility agreement with a third party. In order to secure financing under the loan, the Group pledged shares of its key operating subsidiary. In January 2021, this loan was repaid in full. The pledge was released in September 2021.
Equipment financing
During 2020-2021, the Group (“the seller-lessee”) entered into a series of sale and leaseback transactions over warehouse equipment and fulfillment center building with third parties (“the buyers-lessors”). The Group has determined that these sale and leaseback transactions do not meet the requirements of IFRS 15,
Revenue from Contracts with Customers
to be accounted for as a sale of the asset. The Group continued to account for the warehouse equipment and fulfillment center as part of property, plant and equipment and recognized financial liabilities equal to the transfer proceeds.
During 2020, the Group entered into sale and leaseback transactions relating to fulfillment center building with the total value of financial liability of 1,950 at inception date.
During 2021, the Group entered into sale and leaseback transactions relating to warehouse equipment with the total value of financial liability of 471 at inception date.
The Group pledged part of its property, plant and equipment to fulfil collateral requirements under a sale and leaseback transaction. Refer to note 14 for details.